As filed on October 31, 2003
                                                     1933 Act File No. 033-19862
                                                     1940 Act File No. 811-5460

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  X
                                                                        ---
Pre-Effective Amendment No.
                           --------                                     ---
      Post-Effective Amendment No.  32                                   X
                                  -------                               ---
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          X
                                                                        ---
      Amendment No.    36                                                X
                   ----------                                           ---

                          AIM TREASURER'S SERIES TRUST
               (As Successor to AIM TREASURER'S SERIES FUNDS, INC.
             formerly named INVESCO TREASURER'S SERIES FUNDS, INC.)
               (Exact Name of Registrant as Specified in Charter)

                 11 Greenway Plaza, Suite 100, Houston, TX 77046
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (713) 626-1919

                                Robert H. Graham
                          11 Greenway Plaza, Suite 100
                                Houston, TX 77046
                     (Name and Address of Agent for Service)
                                  ------------
                                   Copies to:

Clifford J. Alexander, Esq       John H. Lively, Esq.           Martha J. Hays, Esq.
Kirkpatrick & Lockhart LLP       A I M Advisors, Inc.           Ballard  Spahr Andrews &
1800 Massachusetts Avenue, N.W.  11 Greenway Plaza, Suite 100   Ingersoll, LLP
Washington, D.C. 20036           Houston, TX 77046              1735 Market Street, 51st Floor
                                                                Philadelphia, PA 19103-7599


                                  ------------
Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box)

_____  immediately upon filing pursuant to paragraph (b)
__X__  on November 25, 2003 pursuant to paragraph (b)
_____  60 days after filing pursuant to paragraph (a)(1)
_____  on  ____________, pursuant to paragraph (a)(1)
_____  75 days after filing pursuant to paragraph (a)(2)
_____  on _________, pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
__X__ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                       Contents of Registration Statement

Cover Page

Contents of Registration Statement

Prospectus: INVESCO Treasurer's Money Market Reserve Fund
            INVESCO Treasurer's Tax-Exempt Reserve Fund
            Incorporated by reference to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A filed on August 28,
            2003, Edgar Accession No. 0000898432-03-000851

Prospectus: INVESCO Stable Value Fund - Class R
            Incorporated by reference to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A filed on August 28,
            2003, Edgar Accession No. 0000898432-03-000851

Prospectus: INVESCO Stable Value Fund - Institutional Class
            Incorporated by reference to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A filed on August 28,
            2003, Edgar Accession No. 0000898432-03-000851

Prospectus: INVESCO Cash Reserves Fund - Investor Class, Class A, B and C
            INVESCO U.S. Government Money Fund - Investor Class
            Incorporated by reference to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A filed on August 28,
            2003, Edgar Accession No. 0000898432-03-000851

Statement of Additional Information:      INVESCO Treasurer's Money Market Reserve Fund
                                          INVESCO Treasurer's Tax-Exempt Reserve Fund
                                          Incorporated by reference to  Post-Effective  Amendment No. 31 to the Registrant's  Registration Statement on Form N-1A filed on August 28, 2003, Edgar Accession No. 0000898432-03-000851

Statement of Additional Information:      INVESCO Stable Value Fund
                                          Incorporated by reference to  Post-Effective  Amendment No. 31 to the Registrant's  Registration Statement on Form N-1A filed on August 28, 2003, Edgar Accession No. 0000898432-03-000851

Statement of Additional Information:      INVESCO Cash Reserve Fund
                                          INVESCO U.S. Government Money Fund
                                          Incorporated by reference to  Post-Effective  Amendment No. 31 to the Registrant's  Registration Statement on Form N-1A filed on August 28, 2003, Edgar Accession No. 0000898432-03-000851

Part C

Signature Page

The sole purpose of this filing is to delay the effective date for the Registrant's Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 28, 2003 to November 25, 2003.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 28th day of October, 2003.

                                    REGISTRANT:  AIM TREASURER'S SERIES TRUST

                                          By:  /s/ Robert H. Graham
                                               ----------------------------
                                                Robert H. Graham, President

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES                               TITLE                          DATE

/s/ Robert H. GrahaM         Chairman, Trustee & President        October 28, 2003
--------------------         (Principal Executive Officer)
(Robert H. Graham)

/s/ Bob R. Baker                      Trustee                     October 28, 2003
----------------
(Bob R. Baker)

/s/ James T. Bunch                     Trustee                    October 28, 2003
------------------
(James T. Bunch)

/s/ Gerald J. Lewis                    Trustee                    October 28, 2003
-------------------
(Gerald J. Lewis)

/s/ Larry Soll                         Trustee                    October 28, 2003
--------------
(Larry Soll)

/s/ Mark H. Williamson                Trustee &                   October 28, 2003
----------------------        Executive Vice President
(Mark H. Williamson)

 /s/ Ronald L. Grooms         Treasurer and Chief Financial       October 28, 2003
---------------------          and Accounting Officer
(Ronald L. Grooms)